Business, Liquidity and Summary of Significant Accounting Policies (Credit Concentration) - Additional Information (Detail) - Customer Concentration Risk [Member] - Total Revenues [Member]	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%		10.00%
Customer One [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		12.00%